Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Repurchase Agreements	Repurchase agreements accounted for as secured borrowings
	December 31, 2021		December 31, 2020
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury securities
Within 30 days	$19,538	0.30%	$67,157	1.16%
After 30 to 90 days	30,295	0.21	39,318	1.20
After 90 days	29,036	0.29	9,979	0.33
Total U.S. Treasury securities	78,869	0.26	116,454	1.10
Mortgage-backed securities
Within 30 days	11,733	0.26	3,778	0.28
After 30 to 90 days	-	-	268	1.50
After 90 days	722	0.16	-	-
Total mortgage-backed securities	12,455	0.26	4,046	0.36
Collateralized mortgage obligations
Within 30 days	279	0.25	803	0.24
Total collateralized mortgage obligations	279	0.25	803	0.24
Total	$91,603	0.26%	$121,303	1.07%

Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]

(Dollars in thousands)	2021	2020
Maximum aggregate balance outstanding at any month-end	$92,101	$195,498
Average monthly aggregate balance outstanding	$91,394	$143,718
Weighted average interest rate:
For the year	0.35%	1.63%
At December 31	0.26%	1.11%
. The following table presents additional information related to the Corporation’s other short-term borrowings for the years ended December 31, 2021 and December 31, 2020.

(Dollars in thousands)	2021	2020
Maximum aggregate balance outstanding at any month-end	$75,000	$100,000
Average monthly aggregate balance outstanding	$343	$21,557
Weighted average interest rate:
For the year	0.35%	0.56%
At December 31	0.35%	0.73%

Notes Payable

Notes Payable

The following table presents the composition of notes payable at December 31, 2021 and December 31, 2020.

(In thousands)	December 31, 2021	December 31, 2020
Advances with the FHLB with maturities ranging from 2022 through 2029 paying interest at monthly fixed rates ranging from 0.39% to 3.18% (2020 - 0.39% to 4.19%)	$492,429	$542,469
Advances with the FRB maturing on 2022 paying interest at annual fixed rate of 0.35%[1]	-	1,009
Unsecured senior debt securities maturing on 2023 paying interest semiannually at a fixed rate of 6.125%, net of debt issuance costs of $2,158 (2020 - $3,426)	297,842	296,574
Junior subordinated deferrable interest debentures (related to trust preferred securities) maturing on 2034 with fixed interest rates ranging from 6.125% to 6.564% (2020 - 6.125% to 6.70%), net of debt issuance costs of $342 (2020 - $369)	198,292	384,929
Total notes payable	$988,563	$1,224,981
[1] During the second quarter of 2021, the Paycheck Protection Program Liquidity Facility advance was prepaid.

Maturity distribution of debt securities	A breakdown of borrowings by contractual maturities at December 31, 2021 is included in the table below.
	Assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total
2022	$91,603	75,000	$103,148	$269,751
2023	-	-	341,103	341,103
2024	-	-	91,943	91,943
2025	-	-	139,920	139,920
2026	-	-	74,500	74,500
Later years	-	-	237,949	237,949
Total borrowings	$91,603	75,000	$988,563	$1,155,166